Kemper Income Funds

Kemper High Yield Fund
Kemper High Yield Opportunity Fund
Kemper High Yield Fund II
Kemper U.S. Mortgage Fund
Kemper Income and Capital Preservation Fund
Kemper Short-Term U.S. Government Fund
Kemper Strategic Income Fund
Kemper U.S. Government Securities Fund

SUPPLEMENT TO PROSPECTUS
DATED JANUARY 1, 2000
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The following table replaces the Average Annual Total Returns table for Kemper
High Yield Fund on page 5 of the prospectus:

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Average Annual Total Returns (as of 12/311998)
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                                       Since                    Since
               Since       Since       5/31/94      Since       1/26/78
               12/31/97    12/31/93    Life of      12/31/88    Life of
               1 Year      5 Years     Class B/C    10 Years    Class A
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Class A        -3.31%      7.17%        --           9.66%       11.23%
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Class B        -2.36       --           8.16%        --          --
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Class C         0.45       --           8.58         --          --
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Index           9.23       11.54       14.00        12.33       N/A*
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Index: Salomon Brothers Long-Term High Yield Bond Index, which measures the total return of high yield bonds with a par value of $50 million or higher and a remaining maturity of ten years or longer.
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*   The Index was not in existence on the Class A Shares' inception date.

The table includes the effect of maximum sales loads.

The following replace the Ticker Symbols for Kemper U.S. Government Securities Fund on page 32 of the prospectus:

Class A) KUSAX B) KUSBX C) KUSCX



February 14, 2000